Tender Agreement (Details Narrative) (10-K) - USD ($)	Aug. 12, 2020	May 26, 2020	May 06, 2020	Jan. 10, 2020
Amalgamation Amendment Agreement [Member] | Common Stock [Member] | Enveric Biosciences, Inc. [Member] | Series B Warrants [Member]
Warrants to acquire shares of common stock			8,100,000
Warrants exercise per share			$ 0.01
Second Amalgamation Amendment Agreement [Member] | Enveric Biosciences, Inc. [Member] | Series B Warrants [Member]
Warrants to acquire shares of common stock		8,100,000
Second Amalgamation Amendment Agreement [Member] | Common Stock [Member] | Enveric Biosciences, Inc. [Member]
Number of shares issued		3,675,035
Tender Agreement [Member] | Enveric Biosciences, Inc. [Member]
Common stock beneficial ownership blocker, percentage	9.99%
Alpha Capital Anstalt [Member] | Amalgamation Agreement [Member] | Common Stock [Member]
Aggregate purchase price				$ 3,500,000